Supplemental Cash Flow Information (Detail) (USD $)	3 Months Ended		12 Months Ended		199 Months Ended	202 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Supplemental disclosures of cash flow information:
Interest paid					$ 180,719	$ 180,719
Issuance of warrants, common stock and preferred stock for:
Conversion of notes payable and accrued interest					1,213,988	1,213,988
Prepaid services to consultants					1,482,781	1,482,781
Conversion of preferred stock					13,674	13,674
Acquisitions				5,885,323	30,666,878	30,666,878
Issuance of common stock to pay dividends					213,000	213,000
Financial advisor services in conjunction with financings				924,017	3,477,571	3,477,571
Underwriter commissions in conjunction with financings				766,784	766,784	766,784
Acquisition of treasury stock in settlement of a claim					34,737	34,737
Cancellation of treasury stock					(34,737)	(34,737)
Assumptions of liabilities in acquisitions				295,899	1,531,806	1,531,806
Fair value of contingent liabilities, net of contingent assets, recorded at acquisition date				784,419	784,419	784,419
Acquisition of license agreement for long-term debt					161,180	161,180
Unrealized (gain)/loss on short-term investments	(8,448)	139	(104)	142	38	(8,486)
Cashless exercise of warrants					4,312	4,312
Dividends accrued					621,040	621,040
Trade asset converted to available-for-sale asset					108,000	108,000
Dividends extinguished					408,240	408,240
Trade payable converted to note payable					83,948	83,948
Issuance of warrants for return of common stock					50,852	50,852
Detachable warrants issued with notes payable					450,000	450,000
Cumulative preferred stock dividends					$ 13,502,403	$ 13,502,403